Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Intangible Assets

	Technology Know-how	Development costs	Goodwill	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Cost
At January 1, 2019	136,822	195,879	218,311	—	551,012
Addition	—	366,708	—	169,811	536,519

At December 31, 2019 and January 1, 2020	136,822	562,587	218,311	169,811	1,087,531
Addition	—	530,836	—	—	530,836

At December 31, 2020	136,822	1,093,423	218,311	169,811	1,618,367

Accumulated amortization and impairment
At January 1, 2019	126,700	—	5,675	—	132,375
Amortization	1,012	—	—	—	1,012

At December 31, 2019 and January 1, 2020	127,712	—	5,675	—	133,387
Amortization	1,012	—	—	—	1,012

At December 31, 2020	128,724	—	5,675	—	134,399

Net carrying amount
At December 31, 2019	9,110	562,587	212,636	169,811	954,144

At December 31, 2020	8,098	1,093,423	212,636	169,811	1,483,968

US$’000	1,251	168,965	32,858	26,241	229,315

Summary of carrying amount of goodwill allocated	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Yuchai	212,636	212,636	32,858